UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC RSP U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/16

Item 1.	Schedule of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments—June 30, 2016 (Unaudited)

Common Stock—98.9% †	Number of Shares	Fair Value
Aerospace & Defense—3.8%
General Dynamics Corp.	322,061	$44,843,774
Hexcel Corp.	861,799	35,885,310
Honeywell International Inc.	495,246	57,607,015
The Boeing Co.	160,512	20,845,693
United Technologies Corp.	219,502	22,509,930
		181,691,722
Agricultural Products—0.1%
Archer-Daniels-Midland Co.	105,975	4,545,268
Air Freight & Logistics—0.4%
United Parcel Service Inc., Class B	162,857	17,542,956
Airlines—0.8%
Delta Air Lines Inc.	1,017,166	37,055,357
Apparel, Accessories & Luxury Goods—0.7%
Ralph Lauren Corp.	166,932	14,960,446
VF Corp.	309,956	19,059,194
		34,019,640
Application Software—0.9%
Intuit Inc.	346,072	38,625,096
Mobileye N.V.	101,820	4,697,975	(a)
		43,323,071
Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	457,952	41,146,987
Invesco Ltd.	667,613	17,050,836
		58,197,823
Auto Parts & Equipment—0.9%
Delphi Automotive PLC	706,532	44,228,903
Automobile Manufacturers—0.5%
Ford Motor Co.	2,069,648	26,015,475
Automotive Retail—0.4%
Advance Auto Parts Inc.	118,018	19,075,249
Biotechnology—5.1%
Alexion Pharmaceuticals Inc.	256,509	29,949,991	(a)
Amgen Inc.	794,152	120,830,227
Gilead Sciences Inc.	865,573	72,206,100
Vertex Pharmaceuticals Inc.	232,080	19,963,521	(a)
		242,949,839
Broadcasting—0.3%
CBS Corp., Class B	302,431	16,464,344
Cable & Satellite—4.1%
Charter Communications Inc., Class A	250,445	57,261,745	(a)
Comcast Corp., Class A	1,094,900	71,376,531
Liberty Global PLC LiLAC, Class C	160,016	5,198,930	(a)
Liberty Global PLC, Class C	1,384,323	39,660,854	(a)
Sirius XM Holdings Inc.	6,107,291	24,123,800	(a)
		197,621,860
Casinos & Gaming—0.3%
Las Vegas Sands Corp.	309,429	13,457,067
Communications Equipment—2.1%
Cisco Systems Inc.	3,454,968	99,123,032
Consumer Finance—1.6%
Discover Financial Services	1,394,479	74,730,130

Data Processing & Outsourced Services—2.0%
PayPal Holdings Inc.	834,664	30,473,582	(a)
Visa Inc., Class A	895,716	66,435,256
		96,908,838
Diversified Banks—6.2%
Bank of America Corp.	4,951,779	65,710,107
Citigroup Inc.	1,878,629	79,635,083
JPMorgan Chase & Co.	1,755,676	109,097,707
Wells Fargo & Co.	815,527	38,598,893
		293,041,790
Drug Retail—0.4%
CVS Health Corp.	198,360	18,990,986
Electric Utilities—0.8%
NextEra Energy Inc.	288,168	37,577,107
General Merchandise Stores—0.7%
Dollar General Corp.	349,793	32,880,542
Gold—0.3%
Newmont Mining Corp.	371,788	14,544,347
Healthcare Distributors—0.5%
Cardinal Health Inc.	278,836	21,751,996
Healthcare Equipment—5.4%
Abbott Laboratories	692,068	27,205,193
Boston Scientific Corp.	3,014,962	70,459,662	(a)
Medtronic PLC	1,570,073	136,235,234
Stryker Corp.	207,737	24,893,125
		258,793,214
Healthcare Supplies—0.7%
The Cooper Companies Inc.	199,500	34,228,215
Home Improvement Retail—1.8%
Lowe’s Companies Inc.	1,064,680	84,290,716
Hotels, Resorts & Cruise Lines—0.3%
Hilton Worldwide Holdings Inc.	638,707	14,390,069
Household Products—0.4%
The Procter & Gamble Co.	251,706	21,311,947
Housewares & Specialties—1.0%
Newell Brands Inc.	940,411	45,675,762
Hypermarkets & Super Centers—0.5%
Wal-Mart Stores Inc.	356,244	26,012,937
Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	1,312,892	19,365,157	(a)
Industrial Gases—0.2%
Air Products & Chemicals Inc.	75,084	10,664,931
Industrial Machinery—1.8%
Dover Corp.	159,885	11,083,228
Ingersoll-Rand PLC	1,159,553	73,840,335
		84,923,563
Integrated Oil & Gas—5.3%
Chevron Corp.	731,041	76,635,028
Exxon Mobil Corp.	1,220,507	114,410,326
Occidental Petroleum Corp.	815,516	61,620,389
		252,665,743
Integrated Telecommunication Services—1.3%
SBA Communications Corp., Class A	565,731	61,065,004	(a)
Internet Retail—1.5%
Amazon.com Inc.	100,971	72,256,867	(a)

Internet Software & Services—5.2%
Alphabet Inc., Class A	83,806	58,960,035	(a)
Alphabet Inc., Class C	101,786	70,446,091	(a)
Baidu Inc. ADR	260,555	43,030,658	(a)
Facebook Inc., Class A	427,501	48,854,814	(a)
LinkedIn Corp., Class A	150,648	28,510,134	(a)
		249,801,732
Investment Banking & Brokerage—0.9%
The Charles Schwab Corp.	1,771,179	44,828,541
IT Consulting & Other Services—0.3%
Cognizant Technology Solutions Corp., Class A	288,715	16,526,047	(a)
Movies & Entertainment—2.2%
The Walt Disney Co.	390,858	38,233,730
Time Warner Inc.	911,538	67,034,504
		105,268,234
Multi-Line Insurance—1.7%
American International Group Inc.	346,072	18,303,748
The Hartford Financial Services Group Inc.	1,451,075	64,398,709
		82,702,457
Multi-Utilities—1.4%
Dominion Resources Inc.	136,287	10,620,846
Sempra Energy	487,878	55,627,850
		66,248,696
Oil & Gas Equipment & Services—1.2%
Schlumberger Ltd.	744,374	58,865,096
Oil & Gas Exploration & Production—2.2%
Concho Resources Inc.	94,388	11,257,657	(a)
ConocoPhillips	686,887	29,948,273
Hess Corp.	1,031,951	62,020,255
		103,226,185
Packaged Foods & Meats—1.1%
Mondelez International Inc., Class A	1,139,322	51,850,544
Paper Packaging—0.2%
Packaging Corporation of America	109,904	7,355,875
Pharmaceuticals—8.7%
Allergan PLC	634,886	146,715,806	(a)
Johnson & Johnson	939,996	114,021,515
Merck & Company Inc.	1,618,696	93,253,076
Pfizer Inc.	1,648,965	58,060,058
		412,050,455
Property & Casualty Insurance—1.3%
Chubb Ltd.	406,433	53,124,857
XL Group PLC	216,148	7,199,890
		60,324,747
Real Estate Services—0.2%
CBRE Group Inc., Class A	431,804	11,434,170	(a)
Research & Consulting Services—1.1%
Nielsen Holdings PLC	1,036,170	53,849,755
Semiconductor Equipment—1.5%
Applied Materials Inc.	3,053,582	73,194,361
Semiconductors—2.6%
NXP Semiconductors N.V.	205,778	16,120,649	(a)
QUALCOMM Inc.	1,970,077	105,537,025
		121,657,674
Soft Drinks—2.0%
PepsiCo Inc.	902,319	95,591,675
Specialized Finance—2.4%
CME Group Inc.	598,518	58,295,653
S&P Global Inc.	508,929	54,587,725
		112,883,378

Specialized REITs—0.6%
American Tower Corp.	253,612	28,812,859
Specialty Chemicals—0.4%
PPG Industries Inc.	182,362	18,993,002
Systems Software—2.2%
Microsoft Corp.	1,170,569	59,898,016
Oracle Corp.	1,040,720	42,596,669
		102,494,685
Technology Hardware, Storage & Peripherals—3.6%
Apple Inc.	1,135,930	108,594,908
Hewlett Packard Enterprise Co.	1,146,974	20,955,215
Western Digital Corp.	845,404	39,953,793
		169,503,916
Trading Companies & Distributors—1.2%
United Rentals Inc.	823,122	55,231,486	(a)
Total Common Stock (Cost $4,097,940,706)		4,714,077,037

		Principal Amount
Short-Term Investments—1.3%
Time Deposit—1.3%
State Street Corp.
0.01%	07/01/16
(Cost $61,217,369)		$61,217,369	61,217,369	(b)

Total Investments (Cost $4,159,158,075)			4,775,294,406

Liabilities in Excess of Other Assets, net—(0.2)%			(11,081,739)

NET ASSETS—100.0%			$4,764,212,667

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2016.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$4,714,077,037	$—	$—	$4,714,077,037
Short-Term Investments	—	61,217,369	—	61,217,369

Total Investments in Securities	$4,714,077,037	$61,217,369	$—	$4,775,294,406

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Income Taxes

At June 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$4,192,636,862	$689,146,087	$(106,488,543)	$582,657,544

Investment Adviser and Administrator

Effective July 1, 2016, SSGA Funds Management, Inc. became the investment adviser and administrator to the Fund. Prior to July 1, 2016, GE Asset Management Incorporated served as the adviser and administrator to the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund General Electric RSP Income Fund

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President, GE RSP Funds

Date: August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President, GE RSP Funds

Date: August 19, 2016

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: August 19, 2016